Lease Liabilities and Commitment (Tables)	12 Months Ended
Dec. 31, 2023
Lease Liabilities and Commitment [Abstract]
Schedule of Maturity Analysis of Lease Liabilities	A maturity analysis of lease liabilities based on undiscounted gross cash flow is reported in the table below:
	December 31, 2023	December 31, 2022
	EUR	EUR
Less than 1 year	185,738	82,666
1 to 3 years	162,949	144,273
More than 3 years	575,955	85,289
Total undiscounted cash flow	924,642	312,228
Less: interest to be paid	215,720	4,818
	708,922	307,410